Non-current assets held for sale - Summary of Non-Current Assets Held For Sale and Discontinued Operations (Details) - Non-current assets held for sale - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Total	$ 3,236,214	$ 4,932,578
Real estate held for sale - Villa del Parque
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Total	1,736,491	1,986,252
Real estate held for sale - Lavallol
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Total	483,198	1,091,787
Real estate held for sale - Avellaneda
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Total	392,597	453,636
Real estate held for sale - Villa Lynch
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Total	358,941	358,941
Real estate held for sale - Bernal
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Total	264,987	264,986
Real estate held for sale - Fisherton
Disclosure Of Non current Assets Held For Sale And Discontinued Operations [Line Items]
Total	$ 0	$ 776,976